FAIR VALUE OF ASSETS AND LIABILITIES - Assets measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	$ 113,058	$ 133,077
Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value		122,285
Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	747,583	622,181
Recurring basis
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	29,706,664	31,302,236
Recurring basis | Investment properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	3,132,220	2,839,350
Recurring basis | Investment properties | Land
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	182,500	256,195
Recurring basis | Investment properties | Buildings
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,949,720	2,583,155
Recurring basis | Investments in associates at fair value
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,358,368	1,263,765
Recurring basis | Investments in associates at fair value | P.A. Viva Malls
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,355,688	1,263,765
Recurring basis | Investments in associates at fair value | P.A Distrito Vera
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,680
Recurring basis | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	22,281,918	23,810,195
Recurring basis | Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	480,153	588,207
Recurring basis | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,454,005	2,800,719
Recurring basis | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	736,163	976,813
Recurring basis | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	729,367	975,125
Recurring basis | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	6,796	1,688
Recurring basis | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,669,513	1,787,095
Recurring basis | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,422,355	947,053
Recurring basis | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	247,158	840,042
Recurring basis | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	48,329	36,811
Recurring basis | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	48,329	36,811
Recurring basis | Fair value through profit or loss | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	15,036,467	15,571,214
Recurring basis | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	8,978,484	10,439,978
Recurring basis | Fair value through profit or loss | Debt instruments | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	67,395	72,401
Recurring basis | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	689,160	721,735
Recurring basis | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	5,180,775	4,234,799
Recurring basis | Fair value through profit or loss | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	120,653	102,301
Recurring basis | Fair value through other comprehensive income | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	7,245,451	8,238,981
Recurring basis | Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,515,927	2,552,041
Recurring basis | Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	310,658	772,735
Recurring basis | Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	4,293,949	4,815,053
Recurring basis | Fair value through other comprehensive income | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	124,917	99,152
Recurring basis | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	14,760,537	15,527,408
Recurring basis | Level 1 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	14,635,267	15,406,252
Recurring basis | Level 1 | Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	35,833	90,988
Recurring basis | Level 1 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	89,437	30,168
Recurring basis | Level 1 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	89,069	30,146
Recurring basis | Level 1 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	89,069	30,146
Recurring basis | Level 1 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	368	22
Recurring basis | Level 1 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	368	22
Recurring basis | Level 1 | Fair value through profit or loss | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	11,686,719	12,552,299
Recurring basis | Level 1 | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	8,377,741	9,177,665
Recurring basis | Level 1 | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	197,315	138,101
Recurring basis | Level 1 | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	3,083,180	3,211,372
Recurring basis | Level 1 | Fair value through profit or loss | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	28,483	25,161
Recurring basis | Level 1 | Fair value through other comprehensive income | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,948,548	2,853,953
Recurring basis | Level 1 | Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	188,638	230,095
Recurring basis | Level 1 | Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,672,889	2,561,302
Recurring basis | Level 1 | Fair value through other comprehensive income | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	87,021	62,556
Recurring basis | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	9,023,136	10,376,901
Recurring basis | Level 2 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	7,533,593	8,270,866
Recurring basis | Level 2 | Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	109,314	51,863
Recurring basis | Level 2 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,380,229	2,054,172
Recurring basis | Level 2 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	257,782	583,970
Recurring basis | Level 2 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	251,299	582,282
Recurring basis | Level 2 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	6,483	1,688
Recurring basis | Level 2 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,118,869	1,467,925
Recurring basis | Level 2 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,007,173	794,202
Recurring basis | Level 2 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	111,696	673,723
Recurring basis | Level 2 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	3,578	2,277
Recurring basis | Level 2 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	3,578	2,277
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	3,236,690	2,885,838
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	600,743	1,262,313
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	67,395	72,401
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	378,787	461,349
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,097,595	1,023,427
Recurring basis | Level 2 | Fair value through profit or loss | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	92,170	66,348
Recurring basis | Level 2 | Fair value through other comprehensive income | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	4,296,903	5,385,028
Recurring basis | Level 2 | Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,515,927	2,552,041
Recurring basis | Level 2 | Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	122,020	542,640
Recurring basis | Level 2 | Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,621,060	2,253,751
Recurring basis | Level 2 | Fair value through other comprehensive income | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	37,896	36,596
Recurring basis | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	5,922,991	5,397,927
Recurring basis | Level 3 | Investment properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	3,132,220	2,839,350
Recurring basis | Level 3 | Investment properties | Land
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	182,500	256,195
Recurring basis | Level 3 | Investment properties | Buildings
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,949,720	2,583,155
Recurring basis | Level 3 | Investments in associates at fair value
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,358,368	1,263,765
Recurring basis | Level 3 | Investments in associates at fair value | P.A. Viva Malls
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	1,355,688	1,263,765
Recurring basis | Level 3 | Investments in associates at fair value | P.A Distrito Vera
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	2,680
Recurring basis | Level 3 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	113,058	133,077
Recurring basis | Level 3 | Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	335,006	445,356
Recurring basis | Level 3 | Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	984,339	716,379
Recurring basis | Level 3 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	478,381	392,843
Recurring basis | Level 3 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	478,068	392,843
Recurring basis | Level 3 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	313
Recurring basis | Level 3 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	461,575	289,024
Recurring basis | Level 3 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	415,182	152,851
Recurring basis | Level 3 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	46,393	136,173
Recurring basis | Level 3 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	44,383	34,512
Recurring basis | Level 3 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	44,383	34,512
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	113,058	133,077
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value	$ 113,058	122,285
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets at fair value		$ 10,792